Business segment reporting (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME		R$ 47,503,177	R$ 51,318,466	R$ 44,442,713
Income from equity instruments		38,073	90,040	33,754
Income from companies accounted for by the equity method		199,179	144,184	112,261
Net fee and commission income		14,875,880	15,273,301	16,228,214
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	4,699,226	(1,780,504)	(11,702,902)
Other operating expense (net)		(841,002)	(1,119,380)	(872,510)
TOTAL INCOME		66,474,533	63,926,107	48,241,529
Personnel expenses		(9,896,995)	(9,025,702)	(8,871,482)
Other administrative expenses		8,343,118	(8,290,717)	(8,243,478)
Depreciation and amortization		(2,585,502)	(2,433,921)	(2,579,127)
Provisions (net)		(1,215,490)	(2,179,417)	(1,656,546)
Impairment losses on financial assets (net)		(24,828,749)	(17,112,734)	(17,450,189)
Impairment losses on non-financial assets (net)		(161,434)	(165,799)	(84,907)
Other non-financial gains (losses)		131,482	32,512	308,176
OPERATING PROFIT BEFORE TAX	[1]	19,574,727	24,750,329	9,663,975
Currency Hedge	[1]	(129,406)	2,511,980	13,583,011
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	19,445,321	27,262,309	23,246,986
Condensed Income Statement Commercial Banking [Member]
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME		45,617,896	46,236,026	41,457,352
Income from equity instruments		11,239	10,216	3,617
Income from companies accounted for by the equity method		147,676	105,403	84,051
Net fee and commission income		12,538,806	13,285,099	14,405,280
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	(360,383)	(1,433,236)	(13,515,305)
Other operating expense (net)		(718,459)	(974,391)	(767,088)
TOTAL INCOME		57,236,775	57,229,117	41,667,906
Personnel expenses		(8,985,721)	(8,220,544)	(8,139,785)
Other administrative expenses		7,571,376	(7,697,346)	(7,634,670)
Depreciation and amortization		(2,479,643)	(2,342,639)	(2,488,517)
Provisions (net)		(1,207,531)	(2,176,774)	(1,638,787)
Impairment losses on financial assets (net)		(23,682,848)	(17,169,630)	(17,379,570)
Impairment losses on non-financial assets (net)		(160,479)	(163,935)	(28,403)
Other non-financial gains (losses)		131,482	32,512	308,176
OPERATING PROFIT BEFORE TAX	[1]	13,280,659	19,490,761	4,666,350
Currency Hedge	[1]	(129,406)	2,511,980	13,583,011
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	13,151,253	22,002,741	18,249,361
Condensed Income Statement Global Wholesale Banking [Member]
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME		1,885,281	5,082,440	2,985,361
Income from equity instruments		26,834	79,824	30,137
Income from companies accounted for by the equity method		51,503	38,781	28,210
Net fee and commission income		2,337,074	1,988,202	1,822,934
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	5,059,609	(347,268)	1,812,403
Other operating expense (net)		(122,543)	(144,989)	(105,422)
TOTAL INCOME		9,237,758	6,696,990	6,573,623
Personnel expenses		(911,274)	(805,158)	(731,697)
Other administrative expenses		771,742	(593,371)	(608,808)
Depreciation and amortization		(105,859)	(91,282)	(90,610)
Provisions (net)		(7,959)	(2,643)	(17,759)
Impairment losses on financial assets (net)		(1,145,901)	56,896	(70,619)
Impairment losses on non-financial assets (net)		(955)	(1,864)	(56,504)
Other non-financial gains (losses)
OPERATING PROFIT BEFORE TAX	[1]	6,294,068	5,259,568	4,997,625
Currency Hedge	[1]
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	R$ 6,294,068	R$ 5,259,568	R$ 4,997,625

[1]	Includes, in the Commercial Bank, the currency hedge of the investment in dollars (a strategy to mitigate the tax effects and the variation of the exchange rate of offshore investments on net income), the result of which is recorded under “on financial assets and liabilities "fully offset in the line of Taxes.